Pension And Other Postretirement Benefits (Schedule Of Asset Allocation Guidelines) (Details)	12 Months Ended
Dec. 31, 2014
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	60.00%
Equity Securities [Member] | Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	60.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	40.00%
Debt Securities [Member] | Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	40.00%